Short-Term Debt (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
	May 28, 2020 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)
Short-Term Debt [Abstract]
Proceeds from borrowings	¥ 50,000	¥ 25,527	$ 3,750
Interest rate		3.85%	3.85%